UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 66.5%
DIVERSIFIED 4.5%
American Assets Trust(a),(b)	175,367	$7,165,496
Gramercy Property Trust(a)	157,914	3,279,874
Vornado Realty Trust(a),(b)	368,877	33,353,858
		43,799,228
HEALTH CARE 7.3%
Care Capital Properties(a),(b)	29,688	977,626
Healthcare Trust of America, Class A(a),(b)	549,593	13,470,524
Omega Healthcare Investors(a),(b)	689,610	24,239,792
Physicians Realty Trust(a)	421,514	6,360,646
Welltower	391,687	26,525,044
		71,573,632
HOTEL 3.5%
Host Hotels & Resorts(a),(b)	1,603,744	25,355,193
Sunstone Hotel Investors(a),(b)	661,496	8,751,592
		34,106,785
OFFICE 8.9%
BioMed Realty Trust(a),(b)	839,209	16,767,396
Douglas Emmett(a),(b)	308,082	8,848,115
Kilroy Realty Corp.(a),(b)	252,628	16,461,240
Liberty Property Trust(a)	338,519	10,666,734
PS Business Parks	90,942	7,218,976
SL Green Realty Corp.(a),(b)	251,951	27,251,020
		87,213,481
RESIDENTIAL 14.0%
APARTMENT 12.5%
Apartment Investment & Management Co.(a),(b)	386,748	14,317,411
Equity Residential(a),(b)	541,419	40,671,395
Essex Property Trust(a),(b)	107,418	23,999,330
Mid-America Apartment Communities	167,228	13,690,956
Starwood Waypoint Residential Trust(a)	306,079	7,293,863
UDR(a),(b)	673,132	23,209,591
		123,182,546
MANUFACTURED HOME 1.5%
Sun Communities(a)	213,633	14,475,772
TOTAL RESIDENTIAL		137,658,318

	Number of Shares	Value
SELF STORAGE 6.9%
CubeSmart(a),(b)	770,854	$20,974,937
Extra Space Storage(a),(b)	436,649	33,691,837
Sovran Self Storage(a),(b)	138,732	13,082,428
		67,749,202
SHOPPING CENTERS 17.4%
COMMUNITY CENTER 5.6%
DDR Corp.(a),(b)	949,842	14,608,570
Ramco-Gershenson Properties Trust(a),(b)	557,383	8,366,319
Regency Centers Corp.(a),(b)	317,295	19,719,884
Retail Properties of America, Class A(a),(b)	836,509	11,786,412
		54,481,185
FREE STANDING 1.2%
Spirit Realty Capital(a)	1,299,599	11,878,335

REGIONAL MALL 10.6%
General Growth Properties(a),(b)	731,479	18,996,509
Macerich Co. (The)(a)	162,713	12,499,612
Pennsylvania REIT	377,207	7,480,015
Simon Property Group(a),(b)	352,551	64,770,670
		103,746,806
TOTAL SHOPPING CENTERS		170,106,326

SPECIALTY 4.0%
CyrusOne(a)	345,215	11,274,722
Equinix(a),(b)	53,251	14,558,823
QTS Realty Trust, Class A(a)	305,320	13,339,431
		39,172,976
TOTAL COMMON STOCK (Identified cost—$510,431,943)		651,379,948

PREFERRED SECURITIES—$25 PAR VALUE 25.7%
BANKS 6.2%
Bank of America Corp., 6.50%, Series Y(a)	359,600	9,141,032
BB&T Corp., 5.20%, Series F	99,981	2,396,545
Capital One Financial Corp., 6.25%, Series C(a)	27,584	699,806
Citigroup, 6.875%, Series K(a)	93,838	2,502,659
Farm Credit Bank of Texas, 6.75%, 144A(a),(c)	63,000	6,595,313
Fifth Third Bancorp, 6.625%, Series I(a)	155,465	4,236,421
First Republic Bank, 5.50%	54,276	1,289,055

	Number of Shares	Value
JPMorgan Chase & Co., 5.50%, Series O	125,034	$3,019,571
JPMorgan Chase & Co., 6.125%, Series Y	130,000	3,265,600
PNC Financial Services Group, 6.125%, Series P(a)	122,500	3,357,725
Regions Financial Corp., 6.375%, Series B	228,870	5,957,486
SunTrust Banks, 5.875%, Series E	100,000	2,484,000
US Bancorp, 6.50%, Series F(a)	78,991	2,268,622
Wells Fargo & Co., 5.20%	60,000	1,453,200
Wells Fargo & Co., 5.85%(a)	270,142	6,888,621
Wells Fargo & Co., 6.625%	46,774	1,279,269
Zions Bancorp, 7.90%, Series F(a)	95,656	2,586,538
Zions Bancorp, 6.30%, Series G	45,086	1,177,646
		60,599,109
BANKS—FOREIGN 1.6%
Barclays Bank PLC, 7.75%, Series IV (United Kingdom)	100,000	2,583,000
Barclays Bank PLC, 8.125%, Series V (United Kingdom)(a)	250,000	6,467,500
National Westminster Bank PLC, 7.763%, Series C (United Kingdom)(a)	172,192	4,392,618
RBS Capital Funding Trust VII, 6.08%, Series G (United Kingdom)	87,542	2,140,402
		15,583,520
DIVERSIFIED FINANCIAL SERVICES 0.2%
State Street Corp., 5.90%, Series D	77,730	2,017,871

ELECTRIC—INTEGRATED 0.5%
Integrys Energy Group, 6.00%, due 8/1/73(d)	181,652	4,886,439

FINANCE—INVESTMENT BANKER/BROKER 1.6%
Morgan Stanley, 6.875%(a)	326,871	8,737,262
Morgan Stanley, 6.375%, Series I	268,340	6,826,569
		15,563,831
FOOD 0.6%
Dairy Farmers of America, 7.875%, 144A ($100 Par Value)(c)	62,000	6,314,316

INDUSTRIALS—CHEMICALS 1.3%
CHS, 6.75%(a)	190,453	4,934,637
CHS, 7.50%, Series 4	74,495	1,974,117
CHS, 7.10%, Series II(a)	213,453	5,669,312
		12,578,066

	Number of Shares	Value
INSURANCE 4.1%
LIFE/HEALTH INSURANCE—FOREIGN 0.1%
Aegon NV, 6.50% (Netherlands)	44,521	$1,135,286

MULTI-LINE 2.1%
American Financial Group, 5.75%, due 8/25/42	200,000	5,068,000
American Financial Group, 6.25%, due 9/30/54	139,041	3,640,093
Hanover Insurance Group/The, 6.35%, due 3/30/53	78,400	1,975,680
Hartford Financial Services Group, 7.875%, due 4/15/42(a)	183,052	5,592,239
WR Berkley Corp., 5.625%, due 4/30/53(a)	172,793	4,233,429
		20,509,441
MULTI-LINE—FOREIGN 0.9%
ING Groep N.V., 7.05% (Netherlands)	149,060	3,833,823
PartnerRe Ltd., 7.25%, Series E (Bermuda)	159,546	4,387,515
		8,221,338
REINSURANCE 0.3%
Reinsurance Group of America, 6.20%, due 9/15/42	108,573	3,006,386

REINSURANCE—FOREIGN 0.7%
Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	114,309	2,898,876
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	106,000	2,768,720
Axis Capital Holdings Ltd., 6.875%, Series C (Bermuda)	55,284	1,441,254
		7,108,850
TOTAL INSURANCE		39,981,301

INTEGRATED TELECOMMUNICATIONS SERVICES 0.7%
Qwest Corp., 6.125%, due 6/1/53(a)	66,048	1,585,152
Qwest Corp., 6.625%, due 9/15/55	100,000	2,495,250
Qwest Corp., 6.875%, due 10/1/54	73,856	1,868,557
Qwest Corp., 7.00%, due 4/1/52	55,429	1,412,885
		7,361,844
REAL ESTATE 7.8%
DIVERSIFIED 2.1%
Coresite Realty Corp., 7.25%, Series A	79,200	2,027,520
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a),(b)	76,536	3,638,522
National Retail Properties, 5.70%, Series E	73,266	1,794,284
NorthStar Realty Finance Corp., 8.50%, Series D	119,300	2,863,200
VEREIT, 6.70%, Series F(a)	323,710	7,833,782
Wells Fargo Real Estate Investment Corp., 6.375%, Series A	102,536	2,629,023
		20,786,331

	Number of Shares	Value
FINANCE 0.2%
iStar Financial, 7.80%, Series F	79,630	$1,872,101

HOTEL 0.9%
Hersha Hospitality Trust, 6.875%, Series C	134,345	3,369,373
Hospitality Properties Trust, 7.125%, Series D	115,000	2,965,850
Pebblebrook Hotel Trust, 7.875%, Series A(a),(b)	100,000	2,539,000
		8,874,223
INDUSTRIALS 0.6%
Gramercy Property Trust, 7.125%, Series B	151,270	3,857,385
Monmouth Real Estate Investment Corp., 7.875%, Series B	87,500	2,301,250
		6,158,635
OFFICE 0.3%
Corporate Office Properties Trust, 7.375%, Series L(a),(b)	100,000	2,550,000

RESIDENTIAL 0.5%
APARTMENT 0.2%
American Homes 4 Rent, 5.00%, Series A	79,685	1,980,172

MANUFACTURED HOME 0.3%
Campus Crest Communities, 8.00%, Series A	64,598	1,571,669
Equity Lifestyle Properties, 6.75%, Series C	60,843	1,594,087
		3,165,756
TOTAL RESIDENTIAL		5,145,928

SELF STORAGE 0.3%
Public Storage, 5.375%, Series V	107,703	2,617,183

SHOPPING CENTERS 2.4%
COMMUNITY CENTER 1.5%
Cedar Realty Trust, 7.25%, Series B(a)	219,000	5,291,040
DDR Corp., 6.50%, Series J	60,000	1,507,800
Inland Real Estate Corp., 8.125%, Series A	135,000	3,461,400
Inland Real Estate Corp., 6.95%, Series B	100,134	2,547,910
Saul Centers, 6.875%, Series C	79,140	2,037,855
		14,846,005
REGIONAL MALL 0.9%
CBL & Associates Properties, 7.375%, Series D(a)	324,982	8,134,299
TOTAL SHOPPING CENTERS		22,980,304

SPECIALTY 0.5%
Digital Realty Trust, 7.375%, Series H	60,000	1,601,400

	Number of Shares	Value
Digital Realty Trust, 6.35%, Series I	140,000	$3,463,600
		5,065,000
TOTAL REAL ESTATE		76,049,705
TRANSPORT—MARINE—FOREIGN 0.1%
Seaspan Corp., 9.50%, Series C (Hong Kong)	40,786	1,034,741
Teekay Offshore Partners LP, 7.25%, Series A (Marshall Islands)	1,474	23,436
		1,058,177
UTILITIES 1.0%
SCE Trust III, 5.75%	103,349	2,784,222
SCE Trust IV, 5.375%, Series J	272,000	7,004,000
		9,788,222
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$239,531,517)		251,782,401

PREFERRED SECURITIES—CAPITAL SECURITIES 41.3%
BANKS 12.0%
AgriBank FCB, 6.875%	38,000	3,999,500
Ally Financial, 7.00%, Series G, 144A(c)	4,500	4,536,703
Bank of America Corp., 6.10%, Series AA	3,222,000	3,145,478
Bank of America Corp., 6.50%, Series Z(a)	9,638,000	9,842,807
Citigroup, 5.875%, Series O(a)	3,950,000	3,885,813
Citigroup, 5.95%, Series Q	3,500,000	3,455,305
Citigroup Capital III, 7.625%, due 12/1/36(a)	4,700,000	5,909,014
Citizens Financial Group, 5.50%, 144A(c)	1,400,000	1,368,500
CoBank ACB, 6.25%, 144A(a),(c)	33,000	3,427,875
CoBank ACB, 6.125%, Series G(a)	46,500	4,514,862
Farm Credit Bank of Texas, 10.00%, Series I(a),(c)	6,000	7,488,750
Goldman Sachs Capital I, 6.345%, due 2/15/34(a),(b)	2,100,000	2,412,236
Goldman Sachs Capital II, 4.00%, (FRN)(a)	3,340,000	2,421,500
Huntington Bancshares, 8.50%, Series A (Convertible)(a)	3,212	4,288,020
JPMorgan Chase & Co., 7.90%, Series I(a),(b)	13,000,000	13,520,000
JPMorgan Chase & Co., 6.75%, Series S(a)	6,650,000	6,932,625
JPMorgan Chase & Co., 6.125%, Series U	1,900,000	1,900,000
JPMorgan Chase & Co., 6.10%, Series X	2,000,000	1,989,500
JPMorgan Chase & Co., 5.30%, Series Z	2,300,000	2,265,500
PNC Financial Services Group, 6.75%(a)	6,275,000	6,816,219
Wells Fargo & Co., 7.98%, Series K(a)	11,975,000	12,663,562
Wells Fargo & Co., 5.90%, Series S	2,255,000	2,260,638
Wells Fargo & Co., 5.875%, Series U	3,870,000	3,966,750

	Number of Shares	Value
Zions Bancorp, 7.20%, Series J	3,997,000	$4,281,786
		117,292,943

BANKS—FOREIGN 13.1%
Baggot Securities Ltd., 10.24%, 144A (EUR) (Ireland)(c)	2,474,000	2,805,941
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)	3,400,000	3,601,875
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)(a)	3,375,000	3,788,438
Barclays Bank PLC, 6.86%, 144A (United Kingdom)(a),(c)	4,300,000	4,891,250
Barclays PLC, 7.875% (GBP) (United Kingdom)	800,000	1,190,747
Barclays PLC, 8.00% (EUR) (United Kingdom)	2,050,000	2,426,540
Barclays PLC, 8.25% (United Kingdom)(a)	5,320,000	5,555,394
BNP Paribas, 7.195%, 144A (France)(a),(c)	3,300,000	3,836,250
BNP Paribas, 7.375%, 144A (France)(c)	8,200,000	8,261,500
Credit Suisse AG, 6.50%, due 8/8/23, 144A (Switzerland)(c)	2,000,000	2,158,750
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(a),(c)	4,005,000	4,182,321
Deutsche Bank AG, 7.50% (Germany)(a),(b)	1,600,000	1,526,000
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a),(b),(c)	7,235,906	9,053,927
HBOS Capital Funding LP, 6.85% (United Kingdom)	3,300,000	3,329,469
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)(c)	8,442,000	12,726,315
HSBC Holdings PLC, 6.00% (EUR) (United Kingdom)	1,200,000	1,316,777
HSBC Holdings PLC, 6.375% (United Kingdom)(a),(b)	7,400,000	7,076,250
Intesa Sanpaolo SpA, 7.70%, 144A (Italy)(c)	3,000,000	2,934,111
Lloyds Banking Group PLC, 7.50% (United Kingdom)(a)	7,366,000	7,538,365
Nationwide Building Society, 10.25% (GBP) (United Kingdom)	4,790,000	9,333,808
Rabobank Nederland, 11.00%, 144A (Netherlands)(a),(c)	5,800,000	7,152,850
Royal Bank of Scotland Group PLC, 7.50% (United Kingdom)	2,500,000	2,500,775
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)(a)	5,691,000	7,113,750
Royal Bank of Scotland Group PLC, 8.00% (United Kingdom)	1,500,000	1,515,000
Standard Chartered PLC, 6.50%, 144A (United Kingdom)(c)	2,600,000	2,426,889
Standard Chartered PLC, 7.014%, 144A (United Kingdom)(a),(b),(c)	2,250,000	2,452,500
UBS AG, 7.625%, due 8/17/22 (Switzerland)(a),(b)	1,750,000	2,016,096
UBS Group AG, 7.00% (Switzerland)	3,800,000	3,880,750

	Number of Shares	Value
UBS Group AG, 7.125% (Switzerland)	1,600,000	$1,647,000
		128,239,638
FINANCE—DIVERSIFIED FINANCIAL SERVICES 2.5%
Depository Trust & Clearing Corp/The, 4.875%, Series C, 144A(c)	3,000,000	2,992,500
General Electric Capital Corp., 7.125%, Series A(a)	11,000,000	12,718,750
General Electric Capital Corp., 6.25%, Series B(a)	5,600,000	6,083,000
State Street Corp., 5.25%, Series F	3,005,000	3,020,025
		24,814,275
FOOD 0.8%
Dairy Farmers of America, 7.875%, 144A(c),(e)	68,100	7,254,781

INSURANCE 9.8%
LIFE/HEALTH INSURANCE 2.7%
MetLife, 5.25%, Series C	5,602,000	5,559,985
MetLife Capital Trust X, 9.25%, due 4/8/68, 144A(a),(c)	8,065,000	11,149,862
Principal Financial Group, 4.70%, due 5/15/55	4,100,000	4,079,500
Prudential Financial, 5.375%, due 5/15/45	3,886,000	3,861,713
Prudential Financial, 5.625%, due 6/15/43	2,000,000	2,069,000
		26,720,060
LIFE/HEALTH INSURANCE—FOREIGN 1.7%
Dai-ichi Life Insurance Co. Ltd., 5.10%, 144A (Japan)(c)	3,400,000	3,527,500
La Mondiale Vie, 7.625% (France)	5,700,000	6,151,378
Nippon Life Insurance Co., 5.10%, due 10/16/44, 144A (Japan)(c)	3,000,000	3,105,000
Sumitomo Life Insurance Co., 6.50%, due 9/20/73, 144A (Japan)(a),(c)	3,800,000	4,275,000
		17,058,878
MULTI-LINE 0.8%
American International Group, 8.175%, due 5/15/68, (FRN)(a)	2,723,000	3,607,975
MetLife, 10.75%, due 8/1/69(a)	3,000,000	4,687,500
		8,295,475
MULTI-LINE—FOREIGN 1.0%
Aviva PLC, 8.25% (United Kingdom)	2,700,000	2,901,161
AXA SA, 8.60%, due 12/15/30 (France)(a)	1,800,000	2,451,384

	Number of Shares	Value
AXA SA, 6.463%, 144A (France)(a),(c)	4,050,000	$4,206,937
		9,559,482
PROPERTY CASUALTY 0.7%
Liberty Mutual Group, 7.80%, due 3/7/87, 144A(a),(c)	6,150,000	7,164,750

PROPERTY CASUALTY—FOREIGN 2.2%
Atradius Finance BV, 5.25%, due 9/23/44 (EUR) (Netherlands)	3,200,000	3,049,181
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)(a),(c)	3,750,000	4,312,688
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A (Australia)(a),(c)	3,800,000	4,251,250
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (Australia)	6,003,000	6,273,135
RL Finance Bonds No. 2 PLC, 6.125%, due 11/30/43 (GBP) (United Kingdom)	2,000,000	3,164,478
		21,050,732
REINSURANCE—FOREIGN 0.7%
Aquarius + Investments PLC, 8.25% (Switzerland)	6,000,000	6,465,528
TOTAL INSURANCE		96,314,905

INTEGRATED TELECOMMUNICATIONS SERVICES 0.8%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(a),(c)	6,254	7,665,059

PIPELINES 0.2%
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B(a)	2,150,000	2,273,625

UTILITIES 2.1%
ELECTRIC UTILITIES 0.5%
FPL Group Capital, 7.30%, due 9/1/67, Series D(a)	5,200,000	5,161,000

ELECTRIC UTILITIES—FOREIGN 1.0%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(a),(c)	7,010,000	8,068,300
RWE AG, 6.625%, due 7/30/75 (Germany)	1,652,000	1,478,249
		9,546,549
MULTI-UTILITIES 0.6%
Dominion Resources, 5.75%, due 10/1/54(a)	2,722,000	2,800,257
Dominion Resources, 7.50%, due 6/30/66, Series A(a)	1,914,000	1,724,993

		Number of Shares	Value
PPL Capital Funding, 6.70%, due 3/30/67, Series A		2,000,000	$1,705,560
			6,230,810
TOTAL UTILITIES			20,938,359
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$373,457,127)			404,793,585

		Principal Amount
CORPORATE BONDS—INTEGRATED TELECOMMUNICATIONS SERVICES 1.0%
Embarq Corp., 7.995%, due 6/1/36		$3,210,000	3,319,332
Frontier Communications Corp., 9.00%, due 8/15/31(a)		5,660,000	4,697,800
Frontier Communications Corp., 10.50%, due 9/15/22, 144A(c)		2,500,000	2,443,750
TOTAL CORPORATE BONDS (Identified cost—$11,403,859)			10,460,882

TOTAL INVESTMENTS (Identified cost—$1,134,824,446)	134.5%		1,318,416,816
LIABILITIES IN EXCESS OF OTHER ASSETS	(34.5)		(338,440,905)
NET ASSETS (Equivalent to $20.60 per share based on 47,566,736 shares of common stock outstanding)	100.0%		$979,975,911

Note: Percentages indicated are based on the net assets of the Fund.

(a) All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $713,533,462  in aggregate has been pledged as collateral.

(b) A portion of the security has been rehypothecated in connection with the Fund’s credit agreement. $318,530,997 in aggregate has been rehypothecated.

(c) Resale is restricted to qualified institutional investors. Aggregate holdings equal 16.6% of the net assets of the Fund, of which 0.8% are illiquid.

(d) A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $1,076,000 in aggregate has been segregated as collateral.

(e) Illiquid security. Aggregate holdings equal 0.8% of the net assets of the Fund.

Forward foreign currency exchange contracts outstanding at September 30, 2015 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	7,696,094	USD	8,628,014	10/2/15	$28,402
Brown Brothers Harriman	GBP	8,952,571	USD	13,768,159	10/2/15	225,162
Brown Brothers Harriman	USD	13,563,593	GBP	8,952,571	10/2/15	(20,596)
Brown Brothers Harriman	USD	8,592,458	EUR	7,696,094	10/2/15	7,154
Brown Brothers Harriman	EUR	8,596,465	USD	9,601,263	11/3/15	(9,051)
Brown Brothers Harriman	GBP	9,074,649	USD	13,745,108	11/3/15	19,509
						$250,580

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
REIT	Real Estate Investment Trust
USD	United States Dollar

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgements and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of September 30, 2015.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at value:

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$651,379,948	$651,379,948	$—	$—
Preferred Securities - $25 Par Value - Banks	60,599,109	54,003,796	6,595,313	—
Preferred Securities - $25 Par Value - Food	6,314,316	—	6,314,316	—
Preferred Securities - $25 Par Value - Other Industries	184,868,976	184,868,976	—	—
Preferred Securities - Capital Securities - Banks	117,292,943	4,288,020	113,004,923	—
Preferred Securities - Capital Securities - Food	7,254,781	—	—	7,254,781
Preferred Securities - Capital Securities - Other Industries	280,245,861	—	280,245,861	—
Corporate Bonds	10,460,882	—	10,460,882	—
Total Investments(a)	$1,318,416,816	$894,540,740	$416,621,295	$7,254,781	(b)
Forward foreign currency exchange contracts	$280,227	$—	$280,227	$—
Total Appreciation in Other Financial Instruments(a)	$280,227	$—	$280,227	$—
Forward foreign currency exchange contracts	$(29,647)	$—	$(29,647)	$—
Total Appreciation in Other Financial Instruments(a)	$(29,647)	$—	$(29,647)	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

(b) Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities - Capital Securities - Banks	Preferred Securities - Capital Securities - Food
Balance as of December 31, 2014	$14,621,194	$7,338,750	$7,282,444
Change in unrealized appreciation (depreciation)	122,337	150,000	(27,663)
Transfers out of Level 3(a)	(7,488,750)	(7,488,750)	—
Balance as of September 30, 2015	$7,254,781	$—	$7,254,781

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2015 which were valued using significant unobservable inputs (Level 3) amounted to $(27,663).

(a) As of December 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2015, the Fund used significant observable inputs in determining the value of the same investments.

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of September 30, 2015:

Forward foreign currency exchange contracts $ 250,580

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the nine months ended September 30, 2015:

Forward foreign currency exchange contracts
Average Notional Balance	$25,730,468
Ending Notional Balance	23,346,371

Options:  The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices and other financial instruments to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Transactions in written options during the nine months ended September 30, 2015, were as follows:

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Number
	of Contracts	Premiums
Written options contracts outstanding at December 31, 2014	18,444	$1,659,960
Option contracts terminated in closing transactions	(9,222)	(682,428)
Option contracts expired	(9,222)	(977,532)
Written option contracts outstanding at September 30, 2015	—	$—

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a foreign forward currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Note 3.   Income Tax Information

As of September 30, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,134,824,446
Gross unrealized appreciation	$202,135,769
Gross unrealized depreciation	(18,543,399)
Net unrealized appreciation	$183,592,370

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 25, 2015